INTANGIBLES - Schedule of Significant assumption affected by possible deterioration (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
1 p.p. increase in the discount rate
INTANGIBLE ASSETS
Additional impairment that would be recognized in profit or loss for the year	R$ 762,709
Total impairment that would be recognized in profit or loss for the year	1,426,604
Reduction of 1 p.p. in the growth rate in perpetuity
INTANGIBLE ASSETS
Additional impairment that would be recognized in profit or loss for the year	401,389
Total impairment that would be recognized in profit or loss for the year	1,065,284
Reduction of 1 p.p. in operating margins
INTANGIBLE ASSETS
Additional impairment that would be recognized in profit or loss for the year	651,156
Total impairment that would be recognized in profit or loss for the year	R$ 1,315,051